Investments (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment	€ 1,044	€ 50
Percentage of interest acquired in subsidiary	52.17%
Levitech B.V. [Member]
Percentage of interest acquired in subsidiary	20.00%